Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Goodwill consists of the following (in thousands):

	December 31,
	2020	2019
Goodwill	$1,625	$1,625
Effect of foreign currency translation	114	70

Total goodwill	$1,739	$1,695

Schedule of intangible assets, net
Intangible assets, net, consists of the following (in thousands):

	December 31,
	2020	2019
Developed technology	$500	$500
Internally developed software	22,545	16,722

Intangible assets	23,045	17,222
Less: Accumulated amortization	(10,993)	(6,549)
Add: Currency translation adjustment	35	22

Total intangible assets, net	$12,087	$10,695